Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) - Successor [Member] - USD ($) $ in Millions	1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pension and other postretirement benefit plans, tax benefit (expense)	$ 0.4		$ 1.7	$ (0.9)	$ 16.9	$ (3.5)
Cumulative pension and other postretirement benefit plans, tax (benefits) expense	76.3		(15.1)	4.4	(13.4)	3.5
Unrealized gain (loss) on derivatives, income tax expense (benefit)	0.0		(1.7)	1.9	1.7	1.9
Cumulative unrealized gain (loss) on derivatives, income tax expense (benefit)	0.0		$ (1.5)	0.0	0.2	1.9
Recognized gain (loss) due to curtailments				$ 5.6
Unrealized holding gain (loss) on securities, tax	0.0
Cumulative unrealized holding gain (loss) on securities, tax benefits	$ 0.9
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized gain (loss) due to curtailments		$ 0.0			$ 7.3	$ 0.0